Senior Convertible Notes (Details Narrative) (10-K) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 21, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	May 25, 2018	Oct. 04, 2017	Dec. 31, 2016
Senior secured convertible notes					$ 2,580,000
Accrued interest		$ 11,143	$ 11,143	$ 35,693
Boustead Securities Ltd [Member]
Debt interest rate		13.96%	13.96%	13.96%
Gross proceeds from debt percentage			6.00%	6.00%
Warrant to purchase securities percentage			3.00%	3.00%
Excess investment				$ 8,000,000
Excess investment description				The Company shall pay Boustead a cash fee equal to two percent (2%) of the Excess Investment and six percent (6%) of the balance of the Excess Investment
Debt issuance costs		$ 154,800	$ 154,800	$ 154,800
Debt effective interest rate		7.72%	7.72%	7.72%
Private Investment in Public Equity [Member]
Gross proceeds from convertible debt				$ 4,000,000
Accredited Investors [Member]
Proceeds from financing cost	$ 1,330,000
Senior Notes [Member]
Senior secured convertible notes						$ 1,250,000
Senior notes issued and outstanding				2,580,000
Pre-money valuation in investment				$ 72,000,000
Pre-money valuation discount percentage				10.00%
Debt maturity term				1 year
Debt interest rate		8.00%	8.00%	8.00%
Debt interest term			May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes	May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the Senior Notes
Future maturities of debt				$ 2,580,000
Accrued interest				206,400
Contractual interest expense				170,707
Amortization of debt issuance costs		$ 33,322	$ 61,132	131,430
Senior Notes [Member] | December 31, 2018 [Member]
Future maturities of debt				2,580,000
Accrued interest				206,400
Contractual interest expense				170,707
Amortization of debt issuance costs				$ 131,430